Schedule of Other Non-Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Other Assets, Noncurrent [Abstract]
Convertible bond			¥ 757,864
Warrant			31,393
Operating lease right-of-use assets	209,339	32,083	81,055	¥ 184,849
Others	49,365	7,564	4,219
Other non-current assets	¥ 258,704	$ 39,647	¥ 874,531